Christopher J. Madin Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel: 860-534-6087 christopher.madin@prudential.com

October 22, 2021

Alberto H. Zapata, Esq.
Senior Counsel
Division of Investment Management - Disclosure Review and Accounting Office
U.S. Securities and Exchange Commission
100 F Street NE
Washington DC 20549

Re:
PruLife® SVUL Protector® submission

Pruco Life Insurance Company
Pruco Life Variable Universal Account

Form N-6 Post-Effective Amendment No. 5 to Registration No. 333-237297 and
Amendment No. 213 to Registration No. 811-05826

Mr. Zapata:

We are filing Post-Effective Amendment No. 5 to the above-referenced registration statement on Form N-6. This amendment is being filed pursuant to Rule 485(a), solely for the purpose of including in this registration statement a new exhibit under Item 30, Exhibit (r) - Form Of Initial Summary Prospectus. This amendment does not amend or delete the currently effective PruLife® SVUL Protector® Prospectuses, Statement of Additional Information, supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

PruLife® SVUL Protector® is issued by Pruco Life Insurance Company and one of its separate accounts, the Pruco Life Variable Universal Account (the “Account”). The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-8B-2, Registration No. 811-05826.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of Item 30, Exhibit (r), only. Except for the inclusion of the Initial Summary Prospectus, the disclosures set forth in this registration statement are identical to the disclosures previously filed and approved by the Commission in relation to PruLife® SVUL Protector®.

After receiving and addressing Staff comments, we will submit a subsequent 485(b) filing for May 1, 2022, which will incorporate those comments and update certain other information in the N-6. On May 1, 2022, the updated registration statement, including the Initial Summary Prospectus, will become available for new offers and sales.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (860) 534-6087.

Respectfully yours,

/s/ Christopher J. Madin	October 22, 2021

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

Via EDGAR